Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income by Component, Net of Tax

The changes in accumulated other comprehensive income by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gains/(losses) on available-for-sale debt securities	Total
	RMB	RMB	RMB
Balance at December 31, 2018	1,879,171	775	1,879,946
Other comprehensive income before reclassification	228,974	9,338	238,312
Amounts reclassified from accumulated other comprehensive income	—	(9,635)	(9,635)
Net current-period other comprehensive income/(loss)	228,974	(297)	228,677
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(1,926)	21	(1,905)
Balance at December 31, 2019	2,106,219	499	2,106,718
Other comprehensive income before reclassification	433,497	14,071	447,568
Amounts reclassified from accumulated other comprehensive income	—	(14,169)	(14,169)
Net current-period other comprehensive income/(loss)	433,497	(98)	433,399
Other comprehensive loss/(income) attributable to noncontrolling interests and redeemable noncontrolling interests	2,571	(8)	2,563
Balance at December 31, 2020	2,542,287	393	2,542,680
Other comprehensive income/(loss) before reclassification	168,079	(2,426)	165,653
Amounts reclassified from accumulated other comprehensive income	—	(425)	(425)
Net current-period other comprehensive income/(loss)	168,079	(2,851)	165,228
Other comprehensive loss attributable to noncontrolling interests	1,062	32	1,094
Balance at December 31, 2021	2,711,428	(2,426)	2,709,002
Balance at December 31, 2021 in US$	425,483	(381)	425,102

Tax Benefit/(Expense) Allocated to Each Component of Other Comprehensive Income

The following table sets forth the tax benefit/(expense) allocated to each component of other comprehensive income for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Unrealized gains on available-for-sale debt securities
Other comprehensive (income)/loss before reclassification	(1,672)	(2,601)	607	95
Amounts reclassified from accumulated other comprehensive income	1,727	2,611	81	13
Net current-period other comprehensive loss	55	10	688	108